Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net income	$ 149,966	$ 136,226
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	2	348
Depreciation expense	23,779	20,387
Amortization of intangibles	10,165	8,456
Amortization of government grants	(24)	(21)
Interest on short term investments	(712)	(536)
Stock compensation expense	16,430	18,701
Amortization of gain on interest rate hedge	(463)	(462)
Amortization of financing costs	530	282
Deferred taxes	(2,745)	(581)
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	(26,685)	59,812
Increase in unbilled revenue	(51,052)	(55,081)
Increase in other receivables	(5,082)	(6,234)
Decrease/(increase) in prepayments and other current assets	9,777	(3,677)
Increase in other non-current assets	(338)	(737)
Increase/(decrease) in payments on account	2,616	(11,463)
Decrease in other current liabilities	(38,547)	4,558
Decrease in other non-current liabilities	(1,083)	(4,442)
(Decrease)/increase in income taxes payable	(3,622)	3,802
Decrease in accounts payable	(3,241)	(920)
Net cash provided by operating activities	79,671	168,418
Cash flows from investing activities:
Purchase of property, plant and equipment	(17,219)	(15,179)
Purchase of subsidiary undertakings	(1,645)	0
Purchase of short term investments	(55,608)	(24,919)
Sale of short term investments	49,708	6,950
Net cash used in investing activities	(24,764)	(33,148)
Cash flows from financing activities:
Financing costs	(823)
Proceeds from exercise of equity compensation	10,334	5,914
Share issue costs	(9)	(10)
Repurchase of ordinary shares	(54,172)	(108,106)
Share repurchase costs	(44)	(86)
Net cash used in financing activities	(44,714)	(102,288)
Effect of exchange rate movements on cash	(3,833)	2,731
Net increase in cash and cash equivalents	6,360	35,713
Cash and cash equivalents at beginning of period	282,859	192,541
Cash and cash equivalents at end of period	$ 289,219	$ 228,254